Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000201048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000201048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201048 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201048 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000201048 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201048 | Live Nation Entertainment, Inc.FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201048 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | T-Mobile U.S., Inc.FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000201048 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000201048 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000201048 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000201048 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017594 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017594 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017594 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017594 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017594 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017594 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017594 | Lowe's Cos., Inc.FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017594 | Starbucks Corp.FR_855244109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017594 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017594 | NIKE, Inc.FR_654106103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017594 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000017594 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017594 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017594 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017594 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017594 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017594 | IndustryDistributors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017594 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017594 | IndustryLeisure Products
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017595 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017595 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017595 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017595 | Coca-Cola Co.FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017595 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017595 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017595 | Mondelez International, Inc.FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017595 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017595 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017595 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017595 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000017595 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017595 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017595 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017595 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017595 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017596 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000017596 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017596 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017596 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017596 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017596 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017596 | Schlumberger NVFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017596 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017596 | Phillips 66 Co.FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017596 | Marathon Petroleum Corp.FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017596 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000017596 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017597 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017597 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017597 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017597 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017597 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017597 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017597 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017597 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017597 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017597 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017597 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000017597 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000017597 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017597 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017597 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017598 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017598 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017598 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017598 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017598 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017598 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017598 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017598 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017598 | Amgen, Inc.FR_031162100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017598 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017598 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000017598 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017598 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017598 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017598 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017599 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017599 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017599 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017599 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017599 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017599 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017599 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017599 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017599 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017599 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017599 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000017599 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017599 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017599 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017599 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017599 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017599 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017599 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017599 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017599 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017600 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000017600 | Sherwin-Williams Co.FR_824348106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017600 | Air Products & Chemicals, Inc.FR_009158106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017600 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017600 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017600 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017600 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017600 | DuPont de Nemours, Inc.FR_26614N102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017600 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017600 | Martin Marietta Materials, Inc.FR_573284106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017600 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000017600 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017600 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017600 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161049 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161049 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161049 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000161049 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161049 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161049 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161049 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161049 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161049 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161049 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161049 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000161049 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000161049 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161049 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161049 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161049 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161049 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161049 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017601 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017601 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017601 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017601 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017601 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017601 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017601 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017601 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017601 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017601 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017601 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000017601 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000017601 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017601 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017601 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017601 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017602 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017602 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017602 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017602 | Constellation Energy Corp.FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017602 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017602 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017602 | Exelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017602 | SempraFR_816851109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017602 | Public Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017602 | Xcel Energy, Inc.FR_98389B100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000017602 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000017602 | IndustryIndependent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017602 | IndustryWater Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017602 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%